Taxes Payable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Taxes payable
18. TAXES PAYABLE

	2023		2022		2021
	Non- current	Current	Non- current	Current	Non- current	Current
VAT	-	22	-	26	-	20
Withholdings and perceptions	-	21	-	46	-	32
Royalties	-	75	-	77	-	61
Fuels tax	-	-	-	-	-	7
Turnover tax	-	7	-	8	-	3
Miscellaneous	-	14	1	16	2	20

	-	139	1	173	2	143